Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Cost at beginning	$ 907,304	$ 995,045
Accumulated amortization at beginning	742,988	771,637
Net book value	5,793,143	164,316
Additions	3,244,922	13,235
Exchange differences	(212,903)	(100,976)
Cost at ending	7,657,621	907,304
Cost Acquisitions through business combinations	3,718,298
Amortization charged for the year	642,677	51,383
Exchange differences	(48,046)	(80,032)
Accumulated amortization at ending	1,864,478	742,988
Accumulated amortization Acquisitions through business combinations	526,859
Computer software [member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Cost at beginning	907,304	995,045
Accumulated amortization at beginning	742,988	771,637
Net book value	120,577	164,316
Additions	12,740	13,235
Exchange differences	(32,299)	(100,976)
Cost at ending	887,745	907,304
Cost Acquisitions through business combinations
Amortization charged for the year	50,036	51,383
Exchange differences	(25,856)	(80,032)
Accumulated amortization at ending	767,168	742,988
Accumulated amortization Acquisitions through business combinations
Right-of-use Platform [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Cost at beginning
Accumulated amortization at beginning
Net book value	622,552
Additions
Exchange differences	(56,905)
Cost at ending	673,029
Cost Acquisitions through business combinations	729,934
Amortization charged for the year	50,894
Exchange differences	(417)
Accumulated amortization at ending	50,477
Accumulated amortization Acquisitions through business combinations
Customer base [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Cost at beginning
Accumulated amortization at beginning
Net book value	636,242
Additions
Exchange differences	(74,620)
Cost at ending	1,042,110
Cost Acquisitions through business combinations	1,116,730
Amortization charged for the year	408,463
Exchange differences	(2,595)
Accumulated amortization at ending	405,868
Accumulated amortization Acquisitions through business combinations
Technical know-how [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Cost at beginning
Accumulated amortization at beginning
Net book value	470,939
Additions
Exchange differences	(15,624)
Cost at ending	499,344
Cost Acquisitions through business combinations	514,968
Amortization charged for the year	28,128
Exchange differences	277
Accumulated amortization at ending	28,405
Accumulated amortization Acquisitions through business combinations
Security Surveillance system [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Cost at beginning
Accumulated amortization at beginning
Net book value	748,338
Additions	37,687
Exchange differences	(33,455)
Cost at ending	1,360,898
Cost Acquisitions through business combinations	1,356,666
Amortization charged for the year	105,156
Exchange differences	(19,455)
Accumulated amortization at ending	612,560
Accumulated amortization Acquisitions through business combinations	526,859
Assets under construction Cash Management Systems [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Cost at beginning
Accumulated amortization at beginning
Net book value	194,495
Additions	194,495
Exchange differences
Cost at ending	194,495
Cost Acquisitions through business combinations
Amortization charged for the year
Exchange differences
Accumulated amortization at ending
Accumulated amortization Acquisitions through business combinations
Assets under construction Intelligent Cloud Platform [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Cost at beginning
Accumulated amortization at beginning
Net book value	3,000,000
Additions	3,000,000
Exchange differences
Cost at ending	3,000,000
Cost Acquisitions through business combinations
Amortization charged for the year
Exchange differences
Accumulated amortization at ending
Accumulated amortization Acquisitions through business combinations